                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Chesapeake Asset Management, LLC
Address: One Rockefeller Plaza
         Suite 1210
         New York, NY 10020

Form 13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cathaleen Lindsay
Title:   13F Compliance Officer
Phone:   212-218-4040

Signature, Place, and Date of Signing:

    /s/  Cathaleen Lindsay     New York, NY           11/14/00
    _______________________    _____________________  _________
         [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     96

Form 13F Information Table Value Total:     $191,896
                                            (in thousands)


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                    CHEASPEAKE ASSET MANAGEMENT LLC
                                                      FORM 13F INFORMATION TABLE
                                                         AS OF DATE:  9/30/00
  (COLUMN 1)           (COLUMN 2) (COLUMN 3) (COLUMN 4)(COLUMN 5) (COLUMN 6)         (COLUMN 7)     (COLUMN 8)
   ---------            --------   --------   --------  --------   ---------          --------       --------
                                                                INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)
                                                                            SHARED
                        TITLE     CUSIP    FAIR MARKET SHRS OR  SOLE SHARED OTHER  OTHER     SOLE    SHARED     NONE
NAME OF ISSUER          OF CLASS  NUMBER     VALUE     PRN AMT  (A)   (B)   (C)    MGR.       (A)      (B)       (C)
--------------          --------  ------   ----------- -------  ---  -----  ----   ------    ------  -------   ------
ACUSON CORP.            COMMON  005113105   2,732,275  120,100  X                           37,900              82,200
ADVO INC.               COMMON  007585102   2,093,586   63,442  X                           25,250              38,192
AES CORP.               COMMON  00130H105     822,188   12,000  X                           12,000                   0
AFLAC INC.              COMMON  001055102  11,949,421  184,904  X                           69,374             115,530
ALCATEL ALSHTOM
  SPND ADR              COMMON  013904305     208,808    3,321  X                            3,321                   0
ALLSTATE CORP           COMMON  020002101     237,829    6,844  X                            6,844                   0
AMERADA HESS CORP.      COMMON  023551104   1,194,834   17,850  X                            6,300              11,550
AMERICA ONLINE INC.     COMMON  02364J104   3,805,500   70,800  X                           38,700              32,100
AMERICAN EXPRESS CO.    COMMON  025816109     926,923   15,258  X                           11,511               3,747
AMERICAN HOME
  PRODUCTS              COMMON  026609107     469,560    8,320  X                            5,400               2,920
AMERICAN INTERNATIONAL
  GROUP INC.            COMMON  026874107     237,305    2,480  X                            1,264               1,216
ANHEUSER BUSCH
  COS. INC.             COMMON  035229103   2,351,560   55,576  X                           21,792              33,784
APACHE CORP.            COMMON  37411105      709,500   12,000  X                           12,000                   0
ARCHER DANIELS
  MIDLAND               COMMON  039483102     693,088   80,358  X                           46,639              33,719
BJS WHSL CLUB INC.      COMMON  05548J106   3,999,171  115,918  X                           40,992              74,926
BP AMOCO ADS            COMMON  055622104     280,105    5,285  X                            1,058               4,227
BAKER HUGHES INC.       COMMON  057224107     259,875    7,000  X                            7,000                   0
BANK ONE CORP.          COMMON  06423A103   2,531,156   66,500  X                           38,700              27,800
BAXTER INTERNATIONAL
  INC.                  COMMON  071813109   1,517,315   19,011  X                           10,216               8,795
BRISTOL MYERS SQUIBB    COMMON  110122108     354,545    6,166  X                            2,000               4,166
BRITISH TELECOM PLC     COMMON  111021408     851,147    7,950  X                            3,650               4,300
CABLETRON SYSTEMS INC.  COMMON  126920107   1,010,670   34,260  X                           21,260              13,000
CADBURY SCHWEPPES PLC   COMMON  127209302     400,977   16,664  X                            8,374               8,290
CARNIVAL CORP. CL A     COMMON  143658102   1,011,373   41,071  X                           20,000              21,071
CHASE MANHATTAN CORP.   COMMON  16161A108   4,340,470   93,975  X                           48,301              45,674
CHUBB CORP.             COMMON  171232101     822,900   10,400  X                            7,000               3,400
CHURCH & DWIGHT INC.    COMMON  171340102     260,741   14,190  X                            1,700              12,490
CISCO SYSTEMS INC.      COMMON  17275R102     255,255    4,620  X                            4,620                   0
CITIGROUP INC.          COMMON  172967101   4,980,940   92,133  X                           48,401              43,732
COMPAQ  COMPUTER CORP.  COMMON  204493100   1,252,160   45,500  X                           30,000              15,500
COPYTELE INC.           COMMON  217721109      35,875   28,000  X                           28,000                   0
CORNING INC.            COMMON  219350105     594,000    6,000  X                            1,200               4,800


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EQUITY RESIDENTIAL
  PPTYS                 COMMON  29476L107     216,240    4,505  X                            3,233               1,272
SUBTOTAL                                   53,407,292
ERICSSON L M
  TEL CO. A             COMMON  294821400   7,764,090  524,158  X                          185,500             338,658
EXXON CORP.             COMMON  302290101  31,119,818  349,247  X                          337,355              11,892
FEDEX CORP.             COMMON  31428X106     523,212   11,800  X                            6,600               5,200
FEDERAL NAT MTG
  ASSN.                 COMMON  313586109   2,547,188   35,625  X                           13,300              22,325
FIRST HEALTH
  GROUP CO.             COMMON  320960107     589,433   18,277  X                            5,000              13,277
GENERAL ELECTRIC CO.    COMMON  369604103   9,601,384  166,078  X                           36,300             129,778
GENERAL MOTORS CORP.    COMMON  370442105   1,826,500   28,100  X                           19,800               8,300
GLOBAL CROSSING LTD.    COMMON  G3921A100   2,919,115   94,165  X                           54,565              39,600
HALLIBURTON CO.         COMMON  406216101     489,375   10,000  X                           10,000                   0
HOMEBASE INC.           COMMON  43738E108      50,409   23,044  X                            2,222              20,822
IMPERIAL CHEMICAL
  INDS PLC              COMMON  452704505     449,810   19,425  X                           13,400               6,025
INTEL CORP.             COMMON  458140100     216,125    5,200  X                            1,600               3,600
INTL BUSINESS
  MACHINES              COMMON  459200101   3,735,321   33,166  X                           20,668              12,498
JOHNSON & JOHNSON       COMMON  478160104     227,834    2,425  X                               76               2,349
ELI LILLY & CO.         COMMON  532457108   3,273,394   40,350  X                           22,200              18,150
LOCKHEED MARTIN CORP.   COMMON  539830109   4,279,451  129,956  X                           56,700              73,256
LORAL SPACE & COMMUN    COMMON  G56462107   2,328,750  380,204  X                          154,554             225,650
MATRIXONE INC.          COMMON  57685P304   1,600,000   40,000  X                           26,500              13,500
MERCK & CO. INC.        COMMON  589331107   5,431,109   72,962  X                           27,300              45,662
MINIMED INC.            COMMON  60365K108     893,750   10,000  X                           10,000                   0
MOTOROLA INC.           COMMON  620076109   1,736,684   60,015  X                           21,600              38,415
NEWS CORP LTD. ADR      COMMON  652487703   2,853,581   50,900  X                           23,500              27,400
NEWSCORP LTD. SPON ADR  COMMON  652487802     726,562   15,500  X                            1,500              14,000
ORACLE SYSTEMS CORP.    COMMON  68389X105   1,476,563   37,500  X                           20,100              17,400
PARAMETRIC TECHNOLOGY   COMMON  699173100   1,580,469  144,500  X                           78,200              66,300
PEPSICO INC.            COMMON  713448108   1,195,573   25,991  X                           16,691               9,300
PFIZER INC.             COMMON  717081103   1,303,444   29,017  X                                               29,017
PITNEY BOWES INC.       COMMON  724479100     449,587   11,400  X                            9,000               2,400
SUBTOTAL                                   91,188,531
















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

PIXAR                   COMMON  725811103   1,519,512   47,300  X                           30,900              16,400
PROCTER & GAMBLE CO.    COMMON  742718109     225,790    3,370  X                            1,000               2,370
PXRE CORP.              COMMON  693674103   1,344,389   85,358  X                           46,600              38,758
QUALCOMM INC.           COMMON  747525103   4,723,875   66,300  X                           33,600              32,700
QWEST COMMUNICATIONS    COMMON  749121109     732,992   15,231  X                           13,991               1,240
REDWOOD TR INC PFD CV   CONVERT 758075600     213,600    8,900  X                            8,900                   0
ROYAL DUTCH
  PETROLEUM NY          COMMON  780257804   3,953,178   65,955  X                           17,100              48,855
SBC COMMUNICATIONS
  INC.                  COMMON  78387G103     490,022    9,825  X                            6,240               3,585
SCHLUMBERGER LTD.       COMMON  806857108   2,832,291   34,409  X                            9,924              24,485
SCIENTIFIC
  ATLANTA INC.          COMMON  808655104   1,043,450   16,400  X                           10,000               6,400
SINGER CO. N V          COMMON  82930F109           0   18,900  X                            9,000               9,900
SONY CORP ADR           COMMON  835699307   1,988,469   19,700  X                           13,300               6,400
SOUTHDOWN INC.          COMMON  841297104     871,245   12,228  X                            3,168               9,060
SOUTHWEST AIRLINES CO.  COMMON  844741108     218,250    9,000  X                            9,000                   0
SPDR TR UNIT SER 1      COMMON  78462F103     445,237    3,100  X                            1,500               1,600
TELECOM HOLDERS TR DEP  COMMON  87927P200     993,750   15,000  X                           11,000               4,000
TELEFONICA S A ADR      COMMON  879382208   1,030,409   17,336  X                            6,363              10,973
TEXACO INC.             COMMON  881694103     595,875   11,350  X                            5,200               6,150
TEXAS INSTRUMENTS INC.  COMMON  882508104     871,700   18,400  X                           18,400                   0
TIME WARNER INC.        COMMON  887315109     302,040    3,856  X                                                3,856
TOOTSIE ROLL INDS. INC. COMMON  890516107     777,182   19,801  X                            7,378              12,423
TRANSOCEAN SEDCO FOREX  COMMON  G90078109     642,823   10,965  X                            4,645               6,320
TRIANGLE
  PHARMACEUTICALS       COMMON  89589H104     162,422   19,250  X                           19,250                   0
TYCO INTERNATIONAL
  LTD.                  COMMON  902124106   3,389,097   65,332  X                           32,800              32,532
UNILEVER N V            COMMON  904784501   5,560,475  115,243  X                           47,430              67,813
UNION PACIFIC CORP.     COMMON  907818108     226,383    5,814  X                            5,664                 150
UNITEDHEALTH GROUP INC  COMMON  91324P102     294,966    2,987  X                            2,987                   0
UST INC.                COMMON  902911106     729,484   31,890  X                           14,100              17,790
VERIZON COMMUNICATION   COMMON  92343V104     302,105    6,237  X                            2,147               4,090
VODAFONE GROUP PLC      COMMON  92857T107     279,905    7,565  X                            1,165               6,400
WACHOVIA CORP.          COMMON  929771103   1,814,000   32,000  X                           10,650              21,350
WALT DISNEY CO.         COMMON  254687106   4,136,057  108,132  X                           43,802              64,330
WEBMD CORP.             COMMON  94769M105     911,188   59,750  X                           25,800              33,950
WORLDCOM INC            COMMON  98157D106   1,932,047   63,606  X                           25,413              38,193
XL CAPITAL LTD. CL A    COMMON  G98255105   1,746,400   23,600  X                           15,200               8,400
SUBTOTAL                                   47,300,608
SUBTOTAL PAGE 1                            53,407,292
SUBTOTAL PAGE 2                            91,188,531
TOTAL                                     191,896,431








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02322001.AG1